Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
The Gabelli Growth Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	35.50%	15.39%	14.62%
The Gabelli Growth Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.63%	14.34%	13.17%
The Gabelli Growth Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.40%	12.27%	11.79%
The Gabelli Growth Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	27.71%	14.04%	13.94%
The Gabelli Growth Fund CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	33.49%	14.53%	13.76%
The Gabelli Growth Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	35.84%	15.68%	14.90%